Post-employment benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Post-employment benefits
Post-employment benefits
The cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. All remeasurements of the defined benefit obligation, such as actuarial gains and losses and return on plan assets, are recognised directly in other comprehensive income. Remeasurements recognised in other comprehensive income are reflected immediately in retained earnings and are not reclassified to profit or loss. Service cost is presented within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. Past service cost is recognised immediately within cost of sales, selling and distribution expenses, and administrative expenses in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Net interest cost is presented within finance costs or finance income, as applicable, in the consolidated income statement. The defined benefit obligation recognised in the consolidated statement of financial position represents the present value of the estimated future cash outflows, using interest rates of high quality corporate bonds which have terms to maturity approximating the terms of the related liability.
The Group recognises termination benefits at the earlier of the following dates:
(1) when the Group can no longer withdraw the offer of those benefits; and (2) when the Group recognises costs for restructuring that are within the scope of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Termination benefits are payable whenever an employee’s employment is terminated before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for those benefits.
The following table summarises our non-current employee benefit liabilities as at the dates presented:

	Year ended 31 December
	2024			2023
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Retirement benefit obligation	55	82	137	77	81	158
Other employee benefit liabilities	—	35	35	—	33	33
Total non-current employee benefit liabilities	55	117	172	77	114	191
Defined benefit plans
The Group sponsors a number of defined benefit pension plans in Belgium, France, Germany, Great Britain, Luxembourg, Norway, Australia and Indonesia. As part of the Acquisition, the Group assumed the liabilities related to defined benefit plans available in the Philippines. The majority of the defined benefit plans are either career average, final salary or hybrid plans, and operate on a funded basis with assets held in external funds. The Group’s Great Britain plan
(GB Scheme) is the most significant.
The GB Scheme’s defined benefit obligation includes benefits for current employees, former employees and current pensioners. The level of benefits provided (funded final salary pension) depends on the member’s length of service and salary at retirement age. Part of the pension may be exchanged for a tax free cash lump sum. The GB Scheme was closed to new members with effect from 1 October 2005 and is administered by a board of trustees, which is legally separate from the Group. The board of trustees is composed of representatives of both the employer and employees. The board of trustees is required by law to act in the interest of all relevant beneficiaries and is responsible for the investment policy with regard to the assets plus the day to day administration of the benefits.
On 8 October 2020, the Group announced a proposal to close the GB Scheme to future accrual, which was implemented on 31 March 2021. The affected employees were offered to enrol in the Group’s defined contribution scheme
(DC scheme). Subsequent to the implementation of the closure of the GB Scheme, the members moved from active to deferred status, with future indexation of deferred pensions before retirement measured by reference to the consumer price index (CPI).
As part of its risk management strategy, in September 2023, the board of trustees entered into a buy-in agreement with Just Retirement Ltd to acquire an insurance policy with the intent of matching a specific portion of the GB Scheme’s future cash flows arising from the accrued pension liabilities of retired members. The transaction was financed entirely using a portion of the existing plan assets, with no further funding required from the Group. On an IAS 19 “Employee Benefits” basis, the subsequent fair value of the insurance policy matches the present value of the liabilities being insured, which totalled €242 million as at 31 December 2024 and €260 million as at 31 December 2023.
A full actuarial valuation of the GB Scheme occurs on a triennial basis by a qualified external actuary, which is used as the basis for determining the Group’s future contributions to the plan. The latest triennial valuation was carried out as at 5 April 2022 and has been updated to 31 December 2024 to reflect our defined benefit obligation, for known events and changes in market conditions as allowed under IAS 19.
Risks
The Group’s defined benefit pension schemes expose the Group to a number of risks, including:
•Asset volatility: The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if assets underperformed this yield, a deficit would occur. Some of our plans hold a significant proportion of growth assets (equities and property) which, though expected to outperform corporate bonds in the long term, create volatility and risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given each scheme’s long-term objectives.
•Changes in bond yields: A decrease in corporate bond yields will increase the defined benefit liability, although this will be partially offset by an increase in the value of the plan’s bond holdings.
•Inflation risk: A significant proportion of our benefit obligations are linked to inflation, and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect against extreme inflation). The majority of the assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.
•Life expectancy: The majority of our plans have an obligation to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the defined benefit liabilities.
Benefit costs
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	Year ended 31 December
	2024			2023			2022
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Service cost	—	19	19	—	14	14	—	18	18
Past service (credit)/cost	(5)	2	(3)	—	(7)	(7)	—	(2)	(2)
Net interest cost/(income)	4	(1)	3	(1)	(1)	(2)	(2)	1	(1)
Administrative expenses	—	1	1	—	1	1	—	1	1
Total cost	(1)	21	20	(1)	7	6	(2)	18	16

Other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	Year ended 31 December
	2024			2023			2022
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	(151)	(24)	(175)	39	32	71	(712)	(125)	(837)
Return on plan assets less/(greater) than discount rate	139	(25)	114	65	(28)	37	808	74	882
Net charge to other comprehensive income	(12)	(49)	(61)	104	4	108	96	(51)	45
Benefit obligation and fair value of plan assets
The following tables summarise the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	Year ended 31 December
	2024			2023
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	1,008	548	1,556	937	529	1,466
Service cost	—	19	19	—	14	14
Past service (credit)/cost	(5)	2	(3)	—	(7)	(7)
Interest costs on defined benefit obligation	46	18	64	45	15	60
Plan participants’ contributions	—	31	31	—	36	36
Actuarial (gain)/loss – experience	(1)	(3)	(4)	21	9	30
Actuarial (gain)/loss – demographic assumptions	(1)	—	(1)	(13)	—	(13)
Actuarial (gain)/loss – financial assumptions	(149)	(21)	(170)	31	23	54
Benefit payments	(33)	(73)	(106)	(33)	(70)	(103)
Administrative expenses	—	1	1	—	1	1
Acquisition of CCBPI	—	72	72	—	—	—
Currency translation adjustments	44	2	46	20	(2)	18
Benefit obligation at end of plan year	909	596	1,505	1,008	548	1,556

	Year ended 31 December
	2024			2023
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	931	601	1,532	952	572	1,524
Interest income on plan assets	42	19	61	46	16	62
Return on plan assets (less)/greater than discount rate	(139)	25	(114)	(65)	28	(37)
Plan participants’ contributions	—	31	31	—	36	36
Employer contributions	11	29	40	11	21	32
Benefit payments	(33)	(73)	(106)	(33)	(70)	(103)
Acquisition of CCBPI	—	57	57	—	—	—
Currency translation adjustment	42	1	43	20	(2)	18
Fair value of plan assets at end of plan year	854	690	1,544	931	601	1,532

Timing of benefit payments
The weighted average duration of the defined benefit plan obligation as at 31 December 2024 is 15 years, including 16 years for the GB Scheme. The weighted average duration of the defined benefit plan obligation as at 31 December 2023 was 15 years, including 16 years for the GB Scheme.
Retirement benefit status
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	Year ended 31 December
	2024			2023
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Net benefit status:
Present value of obligation	(909)	(596)	(1,505)	(1,008)	(548)	(1,556)
Fair value of assets	854	690	1,544	931	601	1,532
Net benefit status:	(55)	94	39	(77)	53	(24)
Retirement benefit surplus (Note 27)	—	176	176	—	134	134
Retirement benefit obligation	(55)	(82)	(137)	(77)	(81)	(158)
The surplus for 2024 is primarily related to the defined benefit plans in Germany and Belgium. The surplus is recognised on the balance sheet on the basis that the Group is entitled to a refund of any remaining assets once all members have left the plan.

Actuarial assumptions
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	Year ended 31 December
	2024			2023
	GB	Rest of world	Average	GB	Rest of world	Average
Financial assumptions	%	%	%	%	%	%
Discount rate	5.5	4.2	5.0	4.5	3.6	4.2
Rate of compensation increase	N/A	3.9	3.9	N/A	3.6	3.6
Rate of price inflation	3.1	2.1	2.8	3.1	2.3	2.9

	Year ended 31 December
	2024			2023
Demographic assumptions (weighted average)(A)	GB	Rest of world	Average	GB	Rest of world	Average
Retiring at the end of the reporting period
Male	21.4	19.9	21.0	21.4	19.8	21.0
Female	24.0	23.2	23.8	23.9	23.2	23.7
Retiring 15 years after the end of the reporting period
Male	22.3	20.9	21.9	22.3	20.0	21.7
Female	25.1	24.0	24.8	25.0	23.5	24.6
A.These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.
The following tables summarise the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

		Year ended 31 December 2024
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(7.2)	(4.2)	(6.0)	7.8	4.6	6.5
Rate of compensation increase(A)	0.5%	N/A	2.1	0.8	N/A	(2.0)	(0.8)
Rate of price inflation	0.5%	5.6	1.5	4.0	(5.0)	(1.4)	(3.6)
Mortality rates	1 year	2.6	1.6	2.2	(2.6)	(1.6)	(2.2)

		Year ended 31 December 2023
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(7.3)	(4.1)	(6.2)	7.9	4.4	6.7
Rate of compensation increase(A)	0.5%	N/A	1.6	0.5	N/A	(1.4)	(0.5)
Rate of price inflation	0.5%	4.6	3.2	4.1	(4.5)	(3.0)	(4.0)
Mortality rates	1 year	2.3	1.7	2.1	(2.5)	(1.8)	(2.2)
A.The compensation increase assumption is no longer applicable to the valuation of the defined benefit obligation associated with the GB Scheme in light of the plan closure effective 31 March 2021.
The sensitivity analyses have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation, as it is unlikely that changes in assumptions would occur in isolation from one another.
Pension plan assets
There are formal investment policies for the assets associated with our pension plans. Policy objectives include: (1) maximising long-term return at acceptable risk levels; (2) diversifying among asset classes, if appropriate, and among investment managers; and (3) establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk, including quality and diversification standards. Asset allocation targets are based on periodic asset liability and/or risk budgeting study results, which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
The following table summarises pension plan assets measured at fair value as at the dates presented:

	Year ended 31 December 2024					Year ended 31 December 2023
	Total	Investments quoted in active markets		Unquoted investments		Total	Investments quoted in active markets		Unquoted investments
		GB	Rest of world	GB	Rest of world		GB	Rest of world	GB	Rest of world
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Equity securities(A)	193	—	193	—	—	154	—	154	—	—
Fixed income securities:(B)
Corporate bonds and notes	229	127	102	—	—	211	117	94	—	—
Government bonds(C)	348	628	75	(355)	—	335	770	41	(476)	—
Cash and other short-term investments(D)	38	22	16	—	—	25	19	6	—	—
Other investments:
Real estate funds(E)	219	22	26	164	7	255	21	26	208	—
Insurance contracts(F)	436	—	—	242	194	463	—	—	260	203
Investment funds(G)	77	—	—	—	77	77	—	—	—	77
Derivatives(H)	4	2	—	2	—	12	7	—	5	—
Total	1,544	801	412	53	278	1,532	934	321	(3)	280
A.Equity securities are comprised of ordinary shares and investments in equity funds. Investments in ordinary shares are valued using quoted market prices multiplied by the number of shares owned. Investments in equity funds are valued at the net asset value per share, which is calculated predominantly based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
B.The fair values of the fixed income securities are determined based on quoted market prices in active markets. Bonds are held mainly in the currency of the geography of the plan.
C.The unquoted amounts within this category relate to repurchase agreements (where the Scheme has sold government bonds with the agreement to repurchase at a fixed date and price). The commitment to repurchase the government bonds reduces the pension assets and is reflected at fair value based on the repurchase price. The assets sold are reported at their fair value, reflecting that the Scheme retains the risks and rewards of ownership of those assets. The asset portfolio of the GB Scheme was refined during 2022 by entering into repurchase agreement of government bonds in order to better match the Scheme liability and to offset the exposure to interests and inflation rates, while remaining invested in the assets of similar risk profile.
D.Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash or interest bearing accounts.
E.The valuation of unquoted real estate funds is based on net assets value per share multiplied by the number of shares owned. For quoted real estate funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
F.Insurance contracts exactly match the amount and timing of certain benefits and therefore the fair value of these insurance policies is deemed to be the present value of the related obligations.
G.Primarily includes investments in equity securities, fixed income securities and combinations of both. Fair values are sourced from broker quotes.
H.The unquoted amounts within derivatives primarily relate to total return swaps, which represent the current value of future cash flows arising from the swap determined using discounted cash flow models and market data at the reporting date.
Contributions
To support a long-term funding arrangement, during 2019 the Group entered into a partnership agreement with the GB Scheme and the CCEP Scottish Limited Partnership (the Partnership). Certain property assets in Great Britain, with a market value of £171 million, were transferred into the Partnership and subsequently leased back to the Group’s operating subsidiary in Great Britain. The GB Scheme receives semi-annual distributions from the Partnership, increasing each year at a fixed cumulative rate of 3% through to 2034. The Group exercises control over the Partnership, and as such, it is fully consolidated in these consolidated financial statements. Under IAS 19, the investment held by the GB Scheme in the Partnership does not represent a plan asset for the purposes of these consolidated financial statements. Similarly, the associated liability is not included in the consolidated statement of financial position; rather, the distributions are recognised when paid as a contribution to the plan assets of the scheme.
Contributions to pension plans totalled €40 million, €32 million and €32 million during the years ended 31 December 2024, 31 December 2023 and 31 December 2022, respectively. Included within the 2024 contribution is €11 million relating to the Partnership agreement. The Group expects to make contributions of €39 million for the full year ending 31 December 2025.
Other employee benefit liabilities
In certain territories, the Group has an early retirement programme designed to create an incentive for employees, within a certain age group, to transition from (full or part time) employment into retirement before their legal retirement age. Furthermore, the Group also sponsors deferred compensation plans in other territories. The current portion of these liabilities totalled €7 million and
€8 million as at 31 December 2024 and 31 December 2023, respectively, and is included within the Current portion of employee benefit liabilities. The non-current portion of these liabilities totalled €35 million and €33 million as at 31 December 2024 and 31 December 2023, respectively, and is included within employee benefit liabilities.

Defined contribution plans
The Group sponsors a number of defined contribution plans across its territories. Contributions payable for the period are charged to the consolidated income statement as an operating expense for defined contribution plans. Contributions to these plans totalled €88 million for the year ended 31 December 2024,
€81 million for the year ended 31 December 2023 and €79 million for the year ended 31 December 2022.